OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of Segment Reporting Information, by Segment
The following is a summary of the reported amounts of income from mine operations, operating income (loss), income (loss) before income taxes and the carrying amounts of assets and liabilities by operating segment:

Year ended and at December 31, 2019	Marigold mine	Seabee Gold Operation	Puna Operations (1)	Exploration, evaluation and development properties	Other reconciling items (2)	Total
Revenue	$315,320	$146,141	$145,389	$—	$—	$606,850
Production costs	(183,782)	(48,470)	(97,558)	—	—	(329,810)
Depletion and depreciation	(52,291)	(36,368)	(17,498)	—	—	(106,157)
Cost of sales	(236,073)	(84,838)	(115,056)	—	—	(435,967)
Income from mine operations	79,247	61,303	30,333	—	—	170,883

Exploration, evaluation and reclamation expenses	(4,139)	(8,511)	(818)	(3,501)	(647)	(17,616)
Operating income (loss)	73,829	52,371	27,578	(3,549)	(27,891)	122,338
Income (loss) before income tax	58,269	40,851	12,652	(2,937)	(22,706)	86,129

Total assets	$524,113	$484,750	$270,633	$115,191	$355,420	$1,750,107
Non-current assets	249,962	310,578	155,049	114,327	20,529	850,445
Total liabilities	(119,413)	(97,131)	(70,676)	(6,216)	(322,717)	(616,153)

24.	OPERATING SEGMENTS (continued)

Year ended and at December 31, 2018	Marigold mine	Seabee Gold Operation	Puna Operations	Exploration, evaluation and development properties	Other reconciling items (1)	Total
Revenue	$250,341	$115,655	$54,679	$—	$—	$420,675
Production costs	(143,380)	(46,054)	(55,677)	—	—	(245,111)
Depletion and depreciation	(56,748)	(38,818)	(3,153)	—	—	(98,719)
Cost of sales	(200,128)	(84,872)	(58,830)	—	—	(343,830)
Income (loss) from mine operations	50,213	30,783	(4,151)	—	—	76,845

Exploration, evaluation and reclamation expenses	(769)	(7,703)	919	(2,857)	(3,599)	(14,009)
Operating income (loss)	43,399	20,657	(8,457)	(2,801)	(22,903)	29,895
Income (loss) before income tax	26,239	20,204	(9,066)	(2,751)	(26,536)	8,090

Total assets	$478,187	$448,891	$185,298	$71,830	$336,932	$1,521,138
Non-current assets	235,242	321,802	121,890	69,263	39,822	788,019
Total liabilities	(79,210)	(93,017)	(62,243)	(6,330)	(274,362)	(515,162)

(1)	Other reconciling items refer to items that are not reported as part of segment performance as they are managed on a corporate basis.

Disclosure of Revenue by Product	The following table provides a summary of revenue by metal:

Years ended December 31	2019	2018
Gold	76%	87%
Silver	19%	12%
Lead	3%	—%
Zinc	2%	1%
	100%	100%

Disclosure of Long-lived Assets by Geographic Areas
The following table provides a summary of non-current assets, excluding financial instruments and deferred income taxes, by location:

At December 31	2019	2018
Canada	$326,272	$357,783
United States	285,686	236,054
Argentina	154,986	113,534
Mexico	67,160	66,749
Other	607	575
	$834,711	$774,695